Equity Common Stock Repurchases (Details) - USD ($) shares in Millions, $ in Billions	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Common Stock Repurchases [Abstract]
Common stock repurchases (in shares)	35	89	74
Common stock repurchases	$ 3.6	$ 9.4	$ 7.5